Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

Note 12—Selected Quarterly Financial Data (Unaudited)

Unaudited quarterly financial data are as follows (in thousands):

	March 31	June 30	September 30	December 31
Quarter Ended 2017
Revenues	$101,824	$95,426	$99,962	$115,616
Operating income	$7,287	$6,314	$13,329	$18,370
Price risk management activities income (expense)	$45,893	$38,995	$(28,086)	$(84,365)
Net income (loss)	$34,462	$24,607	$(36,177)	$(85,760)
Quarter Ended 2016
Revenues	$50,656	$67,405	$63,775	$76,918
Operating loss	$(40,011)	$(20,697)	$(12,868)	$(7,103)
Price risk management activities income (expense)	$12,924	$(48,930)	$11,350	$(32,742)
Net loss	$(40,799)	$(84,715)	$(22,219)	$(60,354)